SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of changes in share capital

	Note	Number of Common Shares	Share Capital
Balance at December 31, 2017		76,116,215	$783,167
Private placement	a	32,642,100	125,672
Shares issued under DSUs		36,194	20
Shares issued under options		24,500	77
Share issue costs		—	(901)
Balance at December 31, 2018		108,819,009	$908,035
Shares issued under options		437,772	2,054
Shares issued under PRSUs, net of tax		128,282	116
Balance at December 31, 2019		109,385,063	$910,205

a.
On October 1, 2018, the Company completed a $125.7million strategic investment with La Mancha Holding S.à r.l. ("La Mancha"), a Luxembourg-incorporated private gold investment company through a private placement. La Mancha was issued 32,642,100 Golden Star common shares, representing approximately 30% of the outstanding share capital (on a non-diluted basis) after giving effect to La Mancha's investment.